Acquisition (Details)						3 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 USD ($)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Jun. 30, 2011 IKON [Member] Trademarks [Member] JPY (¥)	Jun. 30, 2011 IKON [Member] Customer Relationships [Member] JPY (¥)	Jun. 30, 2011 IKON [Member] Unclassified Indefinite-lived Intangible Assets [Member] JPY (¥)	Mar. 31, 2010 IKON [Member] Acquisition [Member] JPY (¥)	Mar. 31, 2010 Facility Closing [Member] JPY (¥)	Mar. 31, 2010 Employee Severance [Member] JPY (¥)	Oct. 31, 2008 IKON [Member] JPY (¥)	Mar. 31, 2011 Immaterial Entities [Member] USD ($)	Mar. 31, 2011 Immaterial Entities [Member] JPY (¥)	Mar. 31, 2010 Immaterial Entities [Member] JPY (¥)	Mar. 31, 2009 Immaterial Entities [Member] JPY (¥)
Amount paid to acquire company												¥ 170,310,000,000	$ 17,048,000	¥ 1,415,000,000	¥ 4,760,000,000	¥ 4,777,000,000
Business acquisition liabilities recorded										1,008,000,000	2,029,000,000
Goodwill	2,663,410,000	221,063,000,000	2,971,530,000	246,637,000,000	250,330,000,000				2,475,000,000
Acquired intangible, amount						¥ 1,968,000,000	¥ 53,136,000,000	¥ 462,000,000
Intangibles, useful life, minimum, years							10
Intangibles, useful life, maximum, years							20
Intangible, useful life, years						3